SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue recognition) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue recognition
Total revenue	$ 1,409,876	¥ 9,788,768	¥ 6,086,455	¥ 3,903,572
Accessories
Revenue recognition
Total revenue		¥ 419,075	¥ 173,166	¥ 125,058